Investments (Tables)	12 Months Ended
Dec. 31, 2014
Investments [Abstract]
Summary of Investments Included in Other Assets
A summary of these equity method investments, which are included in other long-term assets in the consolidated balance sheets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
Company (in thousands)	Ownership Percentage	2014	2013	2014	2013	2012
PreAnalytiX GmbH	50.00%	$18,954	$20,839	$3,557	$2,044	$1,972
QBM Cell Science	19.50%	398	400	(2)	(6)	11
QIAGEN Finance	100.00%	414	267	147	93	122
Pyrobett	19.00%	2,711	3,250	(539)	(265)	(234)
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.	30.00%	216	531	(409)	(112)	—
Dx Assays Pte Ltd	33.30%	—	—	710	—	—
Scandinavian Gene Synthesis AB	40.00%	—	—	—	—	(23)
		$22,693	$25,287	$3,464	$1,754	$1,848